Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	$ 100,680,063	$ 115,012,597	$ 80,770,127
Debt Securities at fair value through profit or loss	5,675,008	4,053,802
Derivative instruments	615,902	26,602
Repo transactions	1,087,916
Other financial assets	6,163,890	4,614,240
Loans and other financing	220,897,814	275,611,789
Other debt securities	64,513,415	99,350,734
Financial assets delivered as guarantee	10,673,334	10,393,093
Equity Instruments at fair value through profit or loss	2,616,728	79,249
Deposits	262,865,354	366,049,491
Derivative instruments	768,732	2,106
Repo Transactions	1,002,511	253,003
Other financial liabilities	22,169,608	23,559,130
Financing received from the BCRA and other financial institutions	2,245,804	4,611,839
Issued corporate bonds	5,525,039	9,810,217
Subordinated Corporate Bonds	24,311,663	23,518,130
Total Financial Liabilities	335,509,356	453,981,465
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	100,680,063	115,012,597
Other financial assets	2,782,280	2,578,534
Loans and other financing	2,922,412	1,931,654
Financial assets delivered as guarantee	9,596,252	10,112,433
Equity Instruments at fair value through profit or loss	2,616,728	79,249
Total Financial Assets	118,597,735	129,714,467
Deposits	142,745,235	159,051,684
Total Financial Liabilities	142,745,235	159,051,684
Not later than one month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	500,038	1,409,584
Derivative instruments	50,685	24,361
Repo transactions	1,087,916
Other financial assets	1,895,941	1,769,832
Loans and other financing	91,584,374	78,780,944
Other debt securities	46,629,646	85,644,351
Financial assets delivered as guarantee	1,077,082	280,660
Total Financial Assets	142,825,682	167,909,732
Deposits	90,728,654	144,652,292
Derivative instruments	293,136	1,568
Repo Transactions	1,002,511	253,003
Other financial liabilities	21,067,471	23,276,499
Financing received from the BCRA and other financial institutions	1,027,593	651,149
Issued corporate bonds	188,928	362,903
Total Financial Liabilities	114,308,293	169,197,414
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	523,182	450,619
Derivative instruments		2,241
Other financial assets	2,166	11,668
Loans and other financing	21,845,603	31,305,123
Other debt securities	3,320,546	4,227
Total Financial Assets	25,691,497	31,773,878
Deposits	25,189,418	49,947,663
Derivative instruments	341,147
Other financial liabilities	95,375	27,572
Financing received from the BCRA and other financial institutions	816,684	1,396,453
Total Financial Liabilities	26,442,624	51,371,688
Later than three months and not later than six months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	207,944	399,144
Other financial assets	284,621	152,355
Loans and other financing	14,935,811	30,270,858
Other debt securities	3,585,245	1,276,420
Total Financial Assets	19,013,621	32,098,777
Deposits	3,212,952	10,500,363
Derivative instruments	134,449	538
Other financial liabilities	103,374	12,623
Financing received from the BCRA and other financial institutions	136,171	1,621,848
Issued corporate bonds	61,191	107,446
Subordinated Corporate Bonds	353,663	253,927
Total Financial Liabilities	4,001,800	12,496,745
Later than six months and not later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	45,863	326,040
Loans and other financing	16,620,476	32,330,745
Other debt securities	10,004,956
Total Financial Assets	26,671,295	32,656,785
Deposits	937,365	1,788,986
Other financial liabilities	162,933	17,729
Financing received from the BCRA and other financial institutions	79,319	680,349
Total Financial Liabilities	1,179,617	2,487,064
Up to 1 year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	1,277,027	2,585,387
Derivative instruments	50,685	26,602
Repo transactions	1,087,916
Other financial assets	2,182,728	1,933,855
Loans and other financing	144,986,264	172,687,670
Other debt securities	63,540,393	86,924,998
Financial assets delivered as guarantee	1,077,082	280,660
Total Financial Assets	214,202,095	264,439,172
Deposits	120,068,389	206,889,304
Derivative instruments	768,732	2,106
Repo Transactions	1,002,511	253,003
Other financial liabilities	21,429,153	23,334,423
Financing received from the BCRA and other financial institutions	2,059,767	4,349,799
Issued corporate bonds	250,119	470,349
Subordinated Corporate Bonds	353,663	253,927
Total Financial Liabilities	145,932,334	235,552,911
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	4,000,528	403,556
Other financial assets		101,851
Loans and other financing	26,742,049	29,765,839
Other debt securities	260,762	11,156,908
Total Financial Assets	31,003,339	41,428,154
Deposits	41,350	88,974
Other financial liabilities	312,894	29,186
Financing received from the BCRA and other financial institutions	147,466	96,791
Issued corporate bonds	2,434,000
Total Financial Liabilities	2,935,710	214,951
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	397,453	1,064,859
Derivative instruments	565,217
Other financial assets	1,198,882
Loans and other financing	46,247,089	71,226,626
Other debt securities	712,260	1,268,828
Total Financial Assets	49,120,901	73,560,313
Deposits	10,380	19,529
Other financial liabilities	427,561	195,521
Financing received from the BCRA and other financial institutions	38,571	165,249
Issued corporate bonds	2,840,920	9,339,868
Subordinated Corporate Bonds	23,958,000	23,264,203
Total Financial Liabilities	27,275,432	32,984,370
Later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	4,397,981	1,468,415
Derivative instruments	565,217
Other financial assets	1,198,882	101,851
Loans and other financing	72,989,138	100,992,465
Other debt securities	973,022	12,425,736
Total Financial Assets	80,124,240	114,988,467
Deposits	51,730	108,503
Other financial liabilities	740,455	224,707
Financing received from the BCRA and other financial institutions	186,037	262,040
Issued corporate bonds	5,274,920	9,339,868
Subordinated Corporate Bonds	23,958,000	23,264,203
Total Financial Liabilities	$ 30,211,142	$ 33,199,321